Commitments and Contingencies - Summary of Commitments (Detail) (Operating Leases [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2015
Operating Leases [Member]
Operating Leased Assets [Line Items]
2016	$ 2,074
2017	1,910
2018	1,895
2019	1,643
2020 and thereafter	1,602
Total	$ 9,124